OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 13:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2016	2015

Warranty accruals	$7,509	$7,188
Accrued expenses	7,416	8,099
Accrued commissions	4,452	5,309
Employees and related expenses	7,395	7,874
Tax authorities	2,204	7,846

	$28,976	$36,316